Inventories, Net - Summary of Consolidated Balance of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Finished goods	$ 309	$ 320
Work-in-process	164	195
Raw materials	192	194
Materials and spare parts	271	263
Inventory in transit	35	17
Current inventories	$ 971	$ 989